Provisions for employee benefits (Details 8) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Statement [Line Items]
Net defined benefit liability (asset)	€ 136	€ 31	€ 3
Italian defined benefit plans [Member] | Not later than one year [member]
Statement [Line Items]
Net defined benefit liability (asset)	15	16
Italian defined benefit plans [Member] | Later than one year and not later than two years [member]
Statement [Line Items]
Net defined benefit liability (asset)	16	17
Italian defined benefit plans [Member] | Later than two years and not later than three years [member]
Statement [Line Items]
Net defined benefit liability (asset)	18	18
Italian defined benefit plans [Member] | Later than three years and not later than four years [member]
Statement [Line Items]
Net defined benefit liability (asset)	14	17
Italian defined benefit plans [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Net defined benefit liability (asset)	11	14
Italian defined benefit plans [Member] | Later than five years [member]
Statement [Line Items]
Net defined benefit liability (asset)	€ 201	€ 202
Italian defined benefit plans [Member] | Weighted Average Duration [Member]
Statement [Line Items]
Weighted average duration of defined benefit obligation | Pure	10.1	10.1
Foreign defined benefit plan [Member] | Not later than one year [member]
Statement [Line Items]
Net defined benefit liability (asset)	€ 54	€ 47
Foreign defined benefit plan [Member] | Later than one year and not later than two years [member]
Statement [Line Items]
Net defined benefit liability (asset)	56	65
Foreign defined benefit plan [Member] | Later than two years and not later than three years [member]
Statement [Line Items]
Net defined benefit liability (asset)	63	70
Foreign defined benefit plan [Member] | Later than three years and not later than four years [member]
Statement [Line Items]
Net defined benefit liability (asset)	64	79
Foreign defined benefit plan [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Net defined benefit liability (asset)	74	84
Foreign defined benefit plan [Member] | Later than five years [member]
Statement [Line Items]
Net defined benefit liability (asset)	€ 74	€ 64
Foreign defined benefit plan [Member] | Weighted Average Duration [Member]
Statement [Line Items]
Weighted average duration of defined benefit obligation | Pure	17.4	17.5
FISDE and other foreign medical plans [Member] | Not later than one year [member]
Statement [Line Items]
Net defined benefit liability (asset)	€ 9	€ 7
FISDE and other foreign medical plans [Member] | Later than one year and not later than two years [member]
Statement [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans [Member] | Later than two years and not later than three years [member]
Statement [Line Items]
Net defined benefit liability (asset)	6	6
FISDE and other foreign medical plans [Member] | Later than three years and not later than four years [member]
Statement [Line Items]
Net defined benefit liability (asset)	6	6
FISDE and other foreign medical plans [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Net defined benefit liability (asset)	6	6
FISDE and other foreign medical plans [Member] | Later than five years [member]
Statement [Line Items]
Net defined benefit liability (asset)	€ 114	€ 103
FISDE and other foreign medical plans [Member] | Weighted Average Duration [Member]
Statement [Line Items]
Weighted average duration of defined benefit obligation | Pure	12.8	12.8
Other benefit plans [Member] | Not later than one year [member]
Statement [Line Items]
Net defined benefit liability (asset)	€ 81	€ 64
Other benefit plans [Member] | Later than one year and not later than two years [member]
Statement [Line Items]
Net defined benefit liability (asset)	72	58
Other benefit plans [Member] | Later than two years and not later than three years [member]
Statement [Line Items]
Net defined benefit liability (asset)	67	45
Other benefit plans [Member] | Later than three years and not later than four years [member]
Statement [Line Items]
Net defined benefit liability (asset)	20	7
Other benefit plans [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Net defined benefit liability (asset)	17	5
Other benefit plans [Member] | Later than five years [member]
Statement [Line Items]
Net defined benefit liability (asset)	€ 57	€ 25
Other benefit plans [Member] | Weighted Average Duration [Member]
Statement [Line Items]
Weighted average duration of defined benefit obligation | Pure	2.6	2.8